1(212) 318-6054

vadimavdeychik@paulhastings.com

August 29, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:	New Comstock, Inc. (the “Company”), on behalf of Comstock Capital Value Fund (the “Fund’)

File No.: 33-40771

Ladies and Gentlemen:

On behalf of the Company, and pursuant the Securities Act of 1933, as amended, we hereby transmit for filing the amended joint registration statement and proxy statement in connection with the special meeting of shareholders on Form S-4.

The purpose of this filing is to update financial information and incorporate comments from the U.S. Securities and Exchange Commission staff.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik

for Paul Hastings LLP